Significant Contingencies and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2023
Significant Contingencies And Unrecognized Contract Commitments [Abstract]
Significant Contingencies and Unrecognized Contract Commitments
9.	SIGNIFICANT CONTINGENCIES AND UNRECOGNIZED CONTRACT COMMITMENTS

(1)	As of December 31, 2023, amounts available under unused letters of credit were NT$33.2 billion.

(2)
As of December 31, 2023, the Company entrusted financial institutions to open performance guarantee, mainly related to the litigations, electricity supply and customs tax guarantee, amounting to NT$2.2 billion.

(3)
The Company entered into several patent license agreements and development contracts of intellectual property for a total contract amount of approximately NT$3.8 billion. As of December 31, 2023, the portion of royalties and development fees not yet recognized was NT$1.2 billion.

(4)
The Company entered into several construction contracts for the expansion of its operations. As of December 31, 2023, these construction contracts amounted to approximately NT$70.6 billion and the portion of the contracts not yet recognized was approximately NT$38.4 billion.

(5)	The Company entered into several wafer fabrication contracts with its customers. According to the contracts, the Company shall provide agreed production capacity with the customers.

(6)
The Board of Directors of UMC resolved in October 2014 to participate in a
3-way
agreement with Xiamen Municipal People’s Government and FUJIAN ELECTRONIC & INFORMATION GROUP to form a company which will focus on 12’’ wafer foundry services. The Company obtained R.O.C. government authority’s approval for the investment and invested RMB¥8.3 billion in USCXM in instalments from January 2015 to September 2018, according to the agreement that the Company obtained the ability to exercise control. Furthermore, based on the agreement, the Company repurchases from the other investors of their investments in USCXM at their original investment cost plus interest totally amounting to RMB¥4.9 billion, beginning from the seventh year (2022) following the last instalment payment made by the other investors. Accordingly, the Company recognizes non-controlling
interests as required by IFRS 10 during the reporting period. At the end of each reporting period, the Company recognizes a financial liability for its commitment to the other investors in accordance with IFRS 9, at the same time derecognizing the non-controlling
interests. Any difference between the financial liability and the non-controlling
interests balance is recognized in equity.

On April 27, 2022, the Board of Directors of UMC approved an investment to increase capital of RMB¥4.12 billion or equivalent US dollars (approximately US$0.66 billion) in its Cayman Islands subsidiary, UNITED MICROCHIP CORPORATION, for its Samoa subsidiary, GE, to purchase the shares of USCXM from XIAMEN JINYUAN INDUSTRIAL DEVELOPMENT CO., LTD. In addition, the Company’s subsidiary, HJ, plans to purchase shares of USCXM with RMB¥0.74 billion or equivalent US dollars (approximately US$0.12 billion) from FUJIAN ELECTRONICS & INFORMATION INDUSTRY ENTREPRENEURSHIP INVESTMENT LIMITED PARTNERSHIP. As a result, the total investment amount is RMB¥4.9 billion. The transaction was completed all at once in July, 2023.

(7)
On August 31, 2017, the Taichung District Prosecutors Office indicted UMC based on the Trade Secret Act of R.O.C., alleging that employees of UMC misappropriated the trade secrets of MICRON TECHNOLOGY, INC. (MICRON) and of MICRON MEMORY TAIWAN CO., LTD. On June 12, 2020, an adverse ruling issued by the District Court of Taichung in a suit alleged that UMC, two of its current employees and a former employee engaged in the misappropriation of trade secrets. UMC appealed against the sentence. On November 26, 2021, UMC and MICRON announced a settlement agreement between the two companies for all legal proceedings worldwide (the “Settlement Agreement”). Accordingly, MICRON submitted a motion to withdraw the case. On January 27, 2022, the Intellectual Property and Commercial Court announced its ruling of this case and UMC was sentenced to a fine of NT$20 million, subject to a two-year
term of probation. On January 27, 2024, UMC completed the probation period successfully and the sentence has been terminated.

On December 5, 2017, MICRON filed a civil action with similar cause against UMC with the United States District Court, Northern District of California. MICRON claimed entitlement to the actual damages, treble damages and relevant fees and requested the court to issue an order that enjoins UMC from using its trade secrets in question. In accordance with the Settlement Agreement, the court issued a dismissal of the case with prejudice in January 2022.
On January 12, 2018, UMC filed three patent infringement actions with the Fuzhou Intermediate People’s Court against, among others, MICRON (XI’AN) CO., LTD. and MICRON (SHANGHAI) TRADING CO., LTD., requesting the court to order the defendants to stop manufacturing, processing, importing, selling, and committing to sell the products deploying the infringing patents in question, and to destroy all inventories and related molds and tools. On July 3, 2018, the Fuzhou Intermediate People’s Court granted preliminary injunction against the aforementioned two defendants, holding that the two defendants must immediately cease to manufacture, sell, and import products that infringe the patent rights of UMC. The court approved withdrawal of one of the patent infringement actions on our motion while the other two actions are still on trial. In accordance with the Settlement Agreement, UMC submitted a motion to withdraw the case and the application for injunctive procedure. On March 28, 2024, the court approved UMC’s withdrawal of actions and the application for injunctive procedure.
The amounts of aforementioned fine from ruling of the Intellectual Property and Commercial Court and the worldwide settlement between UMC and MICRON were recorded in non-operating
other losses and have no material financial and operational effect on UMC’s business for the years presented.